May 1, 2008

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject:	Nationwide VLI Separate Account-2
Nationwide Life Insurance Company
SEC File No. 033-62795
CIK No. 0000820914

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-2 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 21 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2008.

Please contact the undersigned at (614) 249-9527 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/STEPHEN F. AYERS
Stephen F. Ayers
Assistant General Counsel